UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------
Check here if Amendment [  ];     Amendment Number:

This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altima Partners LLP
Address:  23 Savile Row, 6th Floor
          London, W1S 2ET
          United Kingdom

Form 13F File Number: 28-13517

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm Goddard
Title: Partner
Phone: 011-44-20-7968-6400

Signature, Place, and Date of Signing:

/s/ Malcolm Goddard    London, England     May 13, 2011
-------------------    ---------------     ------------
[Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $[193,869] (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  1
    --
Form 13F File Number 28-13521
Name:  Mark Donegan
       ------------

No.  2
    --
Form 13F File Number 28-13519
Name:  Altima Advisors Americas L.P.
       -----------------------------

No.  3
    --
Form 13F File Number 28-13518
Name:  Altima Services UK Limited
       --------------------------

No.  4
    --
Form 13F File Number 28-13520
Name:  Altima International Limited
       ----------------------------

No.  5
    --
Form 13F File Number 28-13522
Name:  Joseph Carvin
       -------------

                                  FORM 13F INFORMATION TABLE
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



Column 1                      Column 2       Column 3    Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF        CUSIP       VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

CADIZ INC                     COM NEW        127537207     11,206    919,259             DEFINED   1           919,259
ICICI BANK LTD                ADR            45104G104      1,196     24,000             DEFINED   1,2,3,4      24,000
VIVO PARTICIPACOES SA         SPON ADR
                              PFD NEW        92855S200     40,562  1,004,498             DEFINED   1          1,004,498
VIVO PARTICIPACOES SA         SPON ADR
                              PFD NEW        92855S200      8,234    203,913             DEFINED   1,2,3,4      203,913
BANK OF AMERICA CORPORATION   COM            060505104     40,128  3,010,387             DEFINED   1          3,010,387
BRF-BRASIL FOODS ADR          ADR            10552T107      3,890    203,767             DEFINED   1,2,3,4,5    203,767
SYNGENTA AG                   SPONSORED ADR  87160A100      3,395     52,100             DEFINED   1,2,3,4,5     52,100
IMPERIAL SUGAR CO NEW         COM NEW        453096208        726     54,457             DEFINED   1,2,3,4,6     54,457
ZHONGPIN INC                  COM            98952K107      1,760    116,200             DEFINED   1,2,3,4,5    116,200
PANERA BREAD CO               CL A           69840W108      1,232      9,700             DEFINED   1,2,3,4,5      9,700
YONGYE INTL INC               COM            98607B106        849    138,500             DEFINED   1,2,3,4,5    138,500
AGCO CORP                     COM            001084102      3,809     69,300             DEFINED   1,2,3,4,5     69,300
AGRIUM INC                    COM            008916108      3,432     37,200             DEFINED   1,2,3,4,5     37,200
ARCHER DANIELS MIDLAND CO     COM            039483102      4,451    123,600             DEFINED   1,2,3,4,5    123,600
INTREPID POTASH INC           COM            46121Y102        909     26,100             DEFINED   1,2,3,4,5     26,100
POTASH CORP SASK INC          COM            73755L107      1,491     25,300             DEFINED   1,2,3,4,5     25,300
TYSON FOODS INC               CL A           902494103        714     37,200             DEFINED   1,2,3,4,5     37,200
CHIQUITA BRANDS INTL INC      COM            170032809        845     55,100             DEFINED   1,2,3,4,5     55,100
COSAN LTD                     SHS A          G25343107      7,289    565,000             DEFINED   1,2,3,4,5    565,000
DARLING INTL INC              COM            237266101      6,577    427,900             DEFINED   1,2,3,4,5    427,900
CF INDS HLDGS INC             COM            125269100      3,215     23,500             DEFINED   1,2,3,4,5     23,500
KROGER CO                     COM            501044101      2,656    110,810             DEFINED   1,2,3,4,5    110,810
LORILLARD INC                 COM            544147101      1,482     15,600             DEFINED   1,2,3,4,5     15,600
SMITHFIELD FOODS INC          COM            832248108      3,010    125,100             DEFINED   1,2,3,4,5    125,100
TITAN INTL INC ILL            COM            88830M102        950     35,700             DEFINED   1,2,3,4,5     35,700
TERNIUM SA                    SPON ADR       880890108     14,067    391,414             DEFINED   1,2,3,4      391,414
ITAU UNIBANCO HLDG SA         SPON ADR
                              REP PFD        465562106      5,532    230,000             DEFINED   1,2,3,4      230,000
VALE SA                       ADR REPSTG
                              PFD            91912E204     10,652    319,400             DEFINED   1,2,3,4      319,400
COPA HOLDINGS SA              CL A           P31076105      7,512    142,265             DEFINED   1,2,3,4      142,265
CREDICORP LTD                 COM            G2519Y108      2,099     20,003             DEFINED   1,2,3,4       20,003

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